Pension benefits - Weighted-Average Asset Allocation (Details)	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	7.10%	6.10%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	54.70%	47.50%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	9.40%	14.70%
Money market
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	28.10%	25.20%
Other
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan assets	0.70%	6.50%